LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of calculation of loss per share
Loss per share attributable to Bausch Health Companies Inc. for 2020, 2019 and 2018 were calculated as follows:

(in millions, except per share amounts)	2020	2019	2018
Net loss attributable to Bausch Health Companies Inc.	$(560)	$(1,788)	$(4,148)
Basic and diluted weighted-average common shares	355.0	352.1	351.3
Basic and diluted loss per share attributable to Bausch Health Companies Inc.	$(1.58)	$(5.08)	$(11.81)